Concentrations and Risks	12 Months Ended
Sep. 30, 2012
Risks and Uncertainties [Abstract]
Concentrations and Risks

NOTE – 13	CONCENTRATIONS AND RISKS

(a)     Major Vendors

During the year ended September 30, 2012, major vendors were as follows:

Vendors	Purchases
Hawkins, Inc	$449,720	24.8%
Total	$449,720	24.8%

During the year ended September 30, 2011, major vendors were as follows:

Vendors	Purchases
Hawkins, Inc	$423,875	21.4%
Total	$423,875	21.4%

(b)     Credit risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist principally of cash and trade accounts receivable. The Company performs ongoing credit evaluations of its customers’ financial condition, but does not require collateral to support such receivables.

In addition, the Company is subject to risks common to companies in its industry, including, but not limited to, litigation, development of new technological innovations and dependence on key personnel.